Risk Management (Details 16) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
At the end of the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 103,949	R$ 338,004
Average in the year
Stress Analysis - Trading Portfolio
Risk Factors	168,751	198,274
Minimum in the year
Stress Analysis - Trading Portfolio
Risk Factors	53,426	87,152
Maximum in the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 387,884	R$ 371,395